UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: 303 W. Madison, Suite 700
         Chicago, IL 60606

Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain                Chicago, IL                        04/19/12
---------------------                -----------                        --------
     [Signature]                    [City, State]                        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 03/31/2012


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   74

FORM 13F INFORMATION TABLE VALUE TOTAL:   $2,267,008
                                          (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    55631  1621417 SH       Sole                                    1621417
Advance Auto Parts                              00751y106    42469   479500 SH       Sole                                     479500
Amazon                                          023135106    58739   290055 SH       Sole                                     290055
Apple                                           037833100   100179   167091 SH       Sole                                     167091
Automatic Data Processing                       053015103    16875   305770 SH       Sole                                     305770
Berkshire Hathaway Class B                      084670702    44934   553715 SH       Sole                                     553715
BioMarin                                        09061g101     4629   135150 SH       Sole                                     135150
BlackRock                                       09247x101    25047   122240 SH       Sole                                     122240
Boston Beer Company                             100557107     1773    16600 SH       Sole                                      16600
Cameron Intl                                    13342b105     3019    57150 SH       Sole                                      57150
Cerner                                          156782104    26637   349750 SH       Sole                                     349750
Children's Place                                168905107     4787    92650 SH       Sole                                      92650
Cisco Systems                                   17275r102    72545  3430005 SH       Sole                                    3430005
Citrix Systems                                  177376100   112201  1421885 SH       Sole                                    1421885
Costco                                          22160k105    30284   333525 SH       Sole                                     333525
Covidien                                        G2554F113    77980  1426120 SH       Sole                                    1426120
DENTSPLY Intl                                   249030107     2117    52750 SH       Sole                                      52750
Disney                                          254687106    18808   429602 SH       Sole                                     429602
Donaldson                                       257651109     4788   134000 SH       Sole                                     134000
Expeditors International                        302130109    20961   450680 SH       Sole                                     450680
Exxon Mobil                                     30231G102    76306   879815 SH       Sole                                     879815
Fiserv, Inc.                                    337738108     5572    80300 SH       Sole                                      80300
Global Payments                                 37940X102     2463    51850 SH       Sole                                      51850
Google                                          38259p508    56012    87350 SH       Sole                                      87350
Greenhill & Co.                                 395259104    21270   487405 SH       Sole                                     487405
H.J. Heinz                                      423074103    22095   412605 SH       Sole                                     412605
Halliburton Company                             406216101    37919  1142480 SH       Sole                                    1142480
Healthcare Services Group                       421906108     3510   165000 SH       Sole                                     165000
Honeywell International                         438516106    44766   733275 SH       Sole                                     733275
Hospira                                         441060100    55844  1493565 SH       Sole                                    1493565
IHS                                             451734107    44088   470775 SH       Sole                                     470775
Intel                                           458140100    22756   809391 SH       Sole                                     809391
Intl Business Machines                          459200101    62335   298755 SH       Sole                                     298755
Iron Mountain                                   462846106     2861    99350 SH       Sole                                      99350
Jacobs Engineering Group                        469814107     2578    58100 SH       Sole                                      58100
Laboratory Corporation of Amer                  50540R409    54654   597055 SH       Sole                                     597055
Linear Technology                               535678106     1867    55400 SH       Sole                                      55400
McCormick & Co.                                 579780206     2259    41500 SH       Sole                                      41500
Mead Johnson                                    582839106    38211   463270 SH       Sole                                     463270
MICROS Systems                                  594901100    36455   659345 SH       Sole                                     659345
Microsoft                                       594918104    30696   951669 SH       Sole                                     951669
Monster Beverage                                611740101    41549   669180 SH       Sole                                     669180
MSC Industrial Direct                           553530106    25144   301920 SH       Sole                                     301920
NeuStar                                         64126x201    24491   657475 SH       Sole                                     657475
NIKE                                            654106103    60408   557065 SH       Sole                                     557065
Noble Corporation                               H5833N103    19834   529335 SH       Sole                                     529335
Occidental Petroleum                            674599105    58198   611135 SH       Sole                                     611135
Paychex                                         704326107     1231    39725 SH       Sole                                      39725
PepsiCo                                         713448108    31232   470711 SH       Sole                                     470711
Polypore                                        73179v103     2145    61000 SH       Sole                                      61000
Portfolio Recovery Associates                   73640q105     2840    39600 SH       Sole                                      39600
Praxair                                         74005p104    45547   397306 SH       Sole                                     397306
Procter & Gamble                                742718109    17073   254028 SH       Sole                                     254028
QEP Resources Inc.                              74733v100    24626   807400 SH       Sole                                     807400
QUALCOMM                                        747525103    95978  1410194 SH       Sole                                    1410194
Questar Corporation                             748356102     2309   119900 SH       Sole                                     119900
Range Resources                                 75281A109    81947  1409475 SH       Sole                                    1409475
Roper Industries                                776696106    39523   398575 SH       Sole                                     398575
Ross Stores                                     778296103     1728    29750 SH       Sole                                      29750
Sigma-Aldrich                                   826552101     2130    29150 SH       Sole                                      29150
Southwestern Energy                             845467109    37022  1209855 SH       Sole                                    1209855
Symantec Corporation                            871503108     1827    97700 SH       Sole                                      97700
TD Ameritrade                                   87236y108    30476  1543850 SH       Sole                                    1543850
Tiffany & Co.                                   886547108     5596    80950 SH       Sole                                      80950
Tim Hortons ADR                                 88706m103     4658    87000 SH       Sole                                      87000
Tupperware Brands                               899896104     6150    96850 SH       Sole                                      96850
Under Armour                                    904311107     3943    41950 SH       Sole                                      41950
United Technologies                             913017109    25492   307356 SH       Sole                                     307356
UPS                                             911312106    25073   310615 SH       Sole                                     310615
Visa                                            92826c839    54695   463513 SH       Sole                                     463513
WABCO                                           92927k102     6199   102500 SH       Sole                                     102500
Waters Corporation                              941848103    61641   665235 SH       Sole                                     665235
Yum! Brands                                     988498101    75255  1057245 SH       Sole                                    1057245
Zebra Technologies                              989207105     2127    51650 SH       Sole                                      51650